Auditor's remuneration paid to Ernst & Young LLP (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Auditor's Remuneration Paid

	2019 $m	2018 $m	2017 $m
Audit of the Financial Statements a	3.0	3.3	3.0

Audit of subsidiaries	3.2	2.9	2.2

Audit-related assurance services	0.2	0.2	0.2

Other assurance services	1.3	1.3	1.0

Tax compliance	—	—	0.1

Other non-audit services not covered by the above	0.1	0.1	0.2

	7.8	7.8	6.7

a	Includes $nil (2018: $0.4m, 2017: $0.5m) of additional fees for specific procedures performed in relation to the implementation of new accounting standards.